ACQUISITION OF INDIEFLIX GROUP, INC. (Details 1) - USD ($)	Nov. 30, 2021	Sep. 22, 2021	Nov. 30, 2020	Dec. 01, 2019
Allocated as follows:
Right-of-use asset	$ 133,984
Deferred revenue	183,994
Lease liability	(73,472)
Intangible assets – distribution libraries	3,636,078		4,291,842	1,285,239
Goodwill	$ 833,493			$ 2,695,867
Indie Flix [Member]
Consideration:
Common shares		$ 799,994
IndieFlix Contingent Consideration		1,648,000
Total unadjusted purchase price		2,447,994
Cash acquired		(21,076)
Total purchase price, net of cash acquired		2,426,918
Allocated as follows:
Accounts receivable		188,278
Inventory		105
Prepaids		8,335
Right-of-use asset		144,702
Accounts payable		(606,560)
Deferred revenue		(251,435)
Lease liability		(144,702)
Loans payable		(508,255)
Long-term debt		(156,625)
Intangible assets – distribution libraries		3,695,673
Goodwill		833,493
Deferred income taxes		(776,091)
Total		$ 2,426,918